Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Net earnings (loss) per common share

		2019	2018	2017
Weighted average common shares outstanding – basic (thousands of shares)		1,190,977	1,218,798	1,175,094
Effect of dilutive stock options (thousands of shares)		2,129	4,960	7,729
Weighted average common shares outstanding – diluted (thousands of shares)		1,193,106	1,223,758	1,182,823
Net earnings		$5,416	$2,591	$2,397
Net earnings per common share	– basic	$4.55	$2.13	$2.04
	– diluted	$4.54	$2.12	$2.03